FINANCIAL INSTRUMENTS - Position of DFIs statements of financial positions, income statements, comprehensive Income (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Hedge accounting
Financial assets	$ 440,474	$ 282,512
Financial liabilities	2,590,421	1,834,704
Financial results	634,307	(92,625)	$ (174,096)
Other comprehensive income (loss)	73,823	(19,908)	(37,602)
Borrowings: DFI
Hedge accounting
Financial Liabilities, current		58
Financial liabilities		58
Foreign currency exchange effect on borrowings	7,932	(4,842)	(11,108)
Interests on borrowings	(1,243)	(458)	(2,292)
Financial results	6,689	(5,300)	(13,400)
DFI effects classified as hedges	1,313	1,893	2,074
Other comprehensive income (loss)	1,313	1,893	$ 2,074
Other receivables: DFI
Hedge accounting
Financial assets, non-current	437	627
Financial assets	1,986	992
At fair value
Hedge accounting
Financial assets	147,113	59,857
Financial liabilities	1,593	2,285
At fair value | Borrowings: DFI
Hedge accounting
Financial Liabilities, current		58
At fair value | Other receivables: DFI
Hedge accounting
Financial assets, current	1,549	365
Financial assets, non-current	$ 437	$ 627